Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues		$ 868,000
Cost of goods sold	$ 600,000	1,170,000
Gross profit (loss)	(600,000)	(302,000)
Operating expenses:
Selling, general, and administrative	5,197,000	5,449,000
Research and development	3,412,000	3,156,000
Total operating expenses	8,609,000	8,605,000
Operating loss	(9,209,000)	(8,907,000)
Other income (expenses):
Interest income	$ 2,000	1,000
Loss on debt conversion		$ (2,414,000)
Loss on exchange of warrants	$ (279,000)
Loss on debt extinguishment	(707,000)
Gain (loss) on revaluation of derivative liabilities, net	(198,000)	$ 1,574,000
Interest expense	(2,716,000)	(787,000)
Total other income (expenses), net	(3,898,000)	(1,626,000)
Loss before provision for income taxes	$ (13,107,000)	(10,533,000)
Provision for income taxes		1,000
Net loss	$ (13,107,000)	$ (10,534,000)
Loss per share-basic and diluted	$ (5.45)	$ (6.17)
Weighted average common shares-basic and diluted	2,405,147	1,707,620